SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2015
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 16 - SUBSEQUENT EVENTS

Line of credit

In January 2016 the Company entered into a new line of credit arrangement with one of its commercial banks in Europe to provide it with up to €10,000 in borrowings, with the purpose to refinance the prevailing credit facility with this bank. Borrowings under the line of credit bear interest at LIBOR plus 3.50% per annum for the borrowed amount and 0.75% for the non borrowed balance, which is payable quarterly. The line of credit is secured by the accounts receivable and tangible fixed assets of six of the Company’s European subsidiaries. The line of credit cannot exceed 80% of the borrowing base. The line of credit is made available until further notice.

In January 2016 the company entered into a bank guarantee facility with the same commercial bank to provide it with up to €2,500 in guarantees, with the purpose to finance existing and new bank guarantees. Amounts under this bank guarantee facility bear interest at 1.9% per annum for the used amounts, and 0.75% for the unused balance, which is payable quarterly.

The bank guarantee facility is secured by the accounts receivable and tangible fixed assets of six of the Company’s European subsidiaries. The bank guarantee facility is made available until further notice.